WARRANTS AND STOCK OPTIONS - Additional Information (Details) - USD ($)			3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 01, 2025	May 22, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Number of warrants exercised				467,859		8,626,796
Number of warrants outstanding			3,424,291	3,424,291		26,332	261,029
Net proceeds from exercise of warrants				$ 2,215,828	$ 394	$ 394
Equity Incentive Plan 2020
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Authorized shares, increased		200,000
Common stock shares available			200,355	200,355
Series A Warrants
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Number of warrants exercised			138,557	171,981
Net proceeds from exercise of warrants			$ 723,055	$ 2,220,459
Series A Warrants | Subsequent events
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Number of warrants exercised	56,965
Net proceeds from exercise of warrants	$ 292,305
Series B Warrants
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Number of warrants exercised			43,512	157,759
Stock issued, exercise			130,537	473,277
Series B Warrants | Subsequent events
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Number of warrants exercised	111,000
Stock issued, exercise	333,000
Series D Warrants
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Number of warrants exercised			136,698	136,698
Stock issued, exercise			136,698	136,698